SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 7,403	$ 7,403
Accrued Expenses	478,273	363,873
Prepaid Investor Services	575,021	427,318
Non-cash interest	758,797	709,936
Intangibles (Intellectual Property and Patent Cost)	321,557	293,260
Deferred Rent	4,550	4,198
Formation Expense	6,553	6,553
Net Operating Loss carryforward	8,910,873	8,759,357
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	572,141	460,772
Stock Based Compensation	84,028	84,028
Total Deferred tax assets	11,679,818	11,077,318
Research and Development	(202,568)	(170,435)
Gain on extinguishment of debt	47,393	(259,470)
Capital Raising Costs	(369,033)	(352,981)
Total deferred tax liabilities	(524,208)	(782,886)
Net deferred tax assets	11,155,610	10,294,432
Valuation allowance	(11,155,610)	(10,294,432)
Net deferred tax assets